Bank and Other Borrowings - Additional Information (Details)													3 Months Ended		12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 20, 2020 USD ($)	Mar. 11, 2020 USD ($)	Aug. 02, 2019 EUR (€)	Jul. 25, 2019 EUR (€)	Jul. 23, 2019 EUR (€)	Apr. 30, 2019 EUR (€)	Apr. 10, 2019 EUR (€)	Jan. 30, 2019 EUR (€)	Jul. 23, 2018 EUR (€)	Jul. 27, 2017 EUR (€) Facility Repayment	Feb. 15, 2017 EUR (€) Repayment	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 20, 2020 EUR (€)	Mar. 11, 2020 EUR (€)	Jan. 23, 2020 USD ($)	Nov. 15, 2017 EUR (€)
Bank and Other Borrowings [Line Items]
Current portion of bank and other borrowings	$ 5,925,000												$ 5,925,000		$ 7,564,000	$ 4,686,000
Long-term bank and other borrowings, current															7,500,000	3,000,000
Credit line facilities															3,700,000	1,600,000
Line of credit facility, maximum borrowing capacity	6,600,000												6,600,000		5,600,000	4,600,000
Line of credit facility, used	$ 5,300,000												$ 5,300,000		$ 3,600,000	1,600,000
Interest variable rate													1.00%		1.00%
Weighted average interest rate	1.22%												1.22%		1.35%
Debt issuance costs															$ 169,000
Interest expense													$ 218,000	$ 90,000	565,000	322,000
Previously Reported
Bank and Other Borrowings [Line Items]
Current portion of bank and other borrowings															11,243,000
Line of credit facility, used															3,700,000
Unicredit S.p.A. | Medium Term Financing Agreement
Bank and Other Borrowings [Line Items]
Interest variable rate				3.90%
Debt instrument face amount				€ 2,500,000											$ 2,800,000
Frequency of periodic repayment															quarterly
Description of variable rate															Euribor 3 months plus 3.9% spread
Unicredit S.p.A. | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount											€ 8,200,000				$ 9,600,000
Number of facilities | Facility											2
Unicredit S.p.A. | Long Term Financing Agreement | Line A
Bank and Other Borrowings [Line Items]
Line of credit facility, maximum borrowing capacity											€ 4,900,000					5,700,000
Frequency of periodic repayment															quarterly
Number of frequency repayment | Repayment											16
Debt instrument, maturity year											2022
Unicredit S.p.A. | Long Term Financing Agreement | Tranche 1
Bank and Other Borrowings [Line Items]
Debt instrument face amount											€ 4,700,000					5,500,000
Unicredit S.p.A. | Long Term Financing Agreement | Tranche 2
Bank and Other Borrowings [Line Items]
Debt instrument additional face amount																236,000				€ 200,000
Unicredit S.p.A. | Long Term Financing Agreement | Line B
Bank and Other Borrowings [Line Items]
Line of credit facility, maximum borrowing capacity											€ 3,300,000					3,900,000
Frequency of periodic repayment															quarterly
Maturity, month and year											2023-05
Intesa SanPaolo S.p.A. | Revolving Credit Facility
Bank and Other Borrowings [Line Items]
Line of credit facility, used	$ 950,000												$ 950,000
Weighted average interest rate	1.52%												1.52%
Intesa SanPaolo S.p.A. | Medium Term Financing Agreement
Bank and Other Borrowings [Line Items]
Interest variable rate					2.60%
Debt instrument face amount					€ 4,000,000										$ 4,500,000
Frequency of periodic repayment															quarterly
Description of variable rate															Euribor 3 months plus 2.6% spread
Debt instrument maturity period					48 months
Intesa SanPaolo S.p.A. | 2018 Medium-term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount										€ 1,500,000					$ 1,700,000
Frequency of periodic repayment															quarterly
Maturity, month and year										2021-07
Banco Popolare di Milano S.p.A. | Medium Term Financing Agreement
Bank and Other Borrowings [Line Items]
Interest variable rate						2.00%
Debt instrument face amount						€ 4,000,000									$ 4,500,000
Frequency of periodic repayment															quarterly
Description of variable rate															Euribor 3 months plus 2.0% spread
Debt instrument maturity period						24 months
Banco Popolare di Milano S.p.A. | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount							€ 1,200,000								$ 1,300,000
Frequency of periodic repayment															quarterly
Maturity, month and year							2023-06
UBI Banca S.p.A | Medium Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount												€ 1,000,000				$ 1,100,000
Frequency of periodic repayment															quarterly
Maturity, month and year												2021-02
Number of frequency repayment | Repayment												12
UBI Banca S.p.A | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount								€ 2,000,000							$ 2,200,000
Frequency of periodic repayment															monthly
Maturity, month and year								2021-04
Monte dei Paschi di Siena S.p.A.
Bank and Other Borrowings [Line Items]
Interest variable rate															0.95%
Maturity, month and year															2022-04
Interest rate															0.95%
Monte dei Paschi di Siena S.p.A. | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount								€ 600,000							$ 673,000
Frequency of periodic repayment															monthly
Maturity, month and year								2022-04
Simest | Long Term Financing Agreement
Bank and Other Borrowings [Line Items]
Debt instrument face amount									€ 608,000						$ 682,000
Frequency of periodic repayment															quarterly
Maturity, month and year									2022-12
Minimum
Bank and Other Borrowings [Line Items]
Interest variable rate													0.60%		0.60%
Maximum
Bank and Other Borrowings [Line Items]
Interest variable rate													7.60%		7.60%
Buc Mobile | Revolving Credit Facility
Bank and Other Borrowings [Line Items]
Line of credit facility, maximum borrowing capacity	$ 1,000,000.0												$ 1,000,000.0
Buc Mobile | Intesa SanPaolo S.p.A. | Revolving Credit Facility
Bank and Other Borrowings [Line Items]
Line of credit facility, maximum borrowing capacity																			$ 1,000,000
Kaleyra S.p.A | Intesa SanPaolo S.p.A.
Bank and Other Borrowings [Line Items]
Deferment of debt repayments beyond December 31, 2020	$ 404,000
Kaleyra S.p.A | Unsecured Loan Agreement | Monte dei Paschi di Siena S.p.A.
Bank and Other Borrowings [Line Items]
Debt instrument face amount			$ 2,200,000															€ 2,000,000.0
Debt instrument, term			36 months
Interest rate			1.50%															1.50%
Kaleyra S.p.A | BPM Loan Agreement | Banco Popolare di Milano S.p.A.
Bank and Other Borrowings [Line Items]
Interest variable rate		3.00%
Debt instrument face amount		$ 6,500,000															€ 6,000,000.0
Frequency of periodic repayment		15 quarterly installments
Description of variable rate		three-month Euribor plus a spread of 3.00%.
Debt instrument, term		45 months
Kaleyra S.p.A | BPM Loan Agreement | Banco Popolare di Milano S.p.A. | New Financing
Bank and Other Borrowings [Line Items]
Debt instrument face amount		$ 2,700,000